Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Summary of Segment Information

	2015	2014	2013
Revenue summary by segment
NA	$1,094.5	$1,091.4	$1,140.2
AP	439.6	500.3	479.1
EMEA	393.1	421.2	362.2
LA	492.1	721.9	601.1
Total customer revenues	$2,419.3	$2,734.8	$2,582.6

Intersegment revenues
NA	$81.4	$68.4	$76.3
AP	99.7	85.4	99.3
EMEA	73.4	56.6	46.0
LA	0.5	0.5	—
Total intersegment revenues	$255.0	$210.9	$221.6

Segment operating profit
NA	$250.1	$266.3	$232.4
AP	63.1	66.4	62.8
EMEA	55.3	61.4	44.0
LA	37.4	68.7	41.5
Total segment operating profit	$405.9	$462.8	$380.7

Corporate charges not allocated to segments (1)	(270.8)	(296.6)	(267.8)
Impairment of assets	(18.9)	(2.1)	(72.0)
Restructuring charges	(21.2)	(11.6)	(53.2)
Net non-routine (expense) income	(36.4)	12.5	(128.0)
	(347.3)	(297.8)	(521.0)
Operating profit (loss)	58.6	165.0	(140.3)
Other income (expense)	(12.8)	(10.3)	(1.5)
Income (loss) from continuing operations before taxes	$45.8	$154.7	$(141.8)

(1)
Corporate charges not allocated to segments include headquarter based costs associated with manufacturing administration, procurement, human resources, compensation and benefits, finance and accounting, global development/engineering, global strategy/mergers and acquisitions, global information technology, tax, treasury and legal.

	2015	2014	2013
Segment depreciation and amortization expense
NA	$9.7	$8.7	$12.1
AP	6.9	7.7	7.7
EMEA	3.1	4.0	3.7
LA	6.9	12.0	11.6
Total segment depreciation and amortization expense	26.6	32.4	35.1
Corporate depreciation and amortization expense	37.4	41.0	47.3
Total depreciation and amortization expense	$64.0	$73.4	$82.4

	2015	2014	2013
Segment property, plant and equipment, at cost
NA	$110.7	$120.6	$131.0
AP	53.3	46.9	46.1
EMEA	35.2	38.2	40.7
LA	51.9	78.7	89.6
Total segment property, plant and equipment, at cost	251.1	284.4	307.4
Corporate property, plant and equipment, at cost, not allocated to segments	357.9	320.4	285.0
Total property, plant and equipment, at cost	$609.0	$604.8	$592.4
The following tables represent information regarding the Company’s segment information and provides a reconciliation between segment operating profit and the consolidated income (loss) from continuing operations before income taxes for the years ended December 31:

	2015	2014	2013
Revenue summary by segment
NA	$1,094.5	$1,091.4	$1,140.2
AP	439.6	500.3	479.1
EMEA	393.1	421.2	362.2
LA	492.1	721.9	601.1
Total customer revenues	$2,419.3	$2,734.8	$2,582.6

Intersegment revenues
NA	$81.4	$68.4	$76.3
AP	99.7	85.4	99.3
EMEA	73.4	56.6	46.0
LA	0.5	0.5	—
Total intersegment revenues	$255.0	$210.9	$221.6

Segment operating profit
NA	$250.1	$266.3	$232.4
AP	63.1	66.4	62.8
EMEA	55.3	61.4	44.0
LA	37.4	68.7	41.5
Total segment operating profit	$405.9	$462.8	$380.7

Corporate charges not allocated to segments (1)	(270.8)	(296.6)	(267.8)
Impairment of assets	(18.9)	(2.1)	(72.0)
Restructuring charges	(21.2)	(11.6)	(53.2)
Net non-routine (expense) income	(36.4)	12.5	(128.0)
	(347.3)	(297.8)	(521.0)
Operating profit (loss)	58.6	165.0	(140.3)
Other income (expense)	(12.8)	(10.3)	(1.5)
Income (loss) from continuing operations before taxes	$45.8	$154.7	$(141.8)

(1)
Corporate charges not allocated to segments include headquarter based costs associated with manufacturing administration, procurement, human resources, compensation and benefits, finance and accounting, global development/engineering, global strategy/mergers and acquisitions, global information technology, tax, treasury and legal.

	2015	2014	2013
Segment depreciation and amortization expense
NA	$9.7	$8.7	$12.1
AP	6.9	7.7	7.7
EMEA	3.1	4.0	3.7
LA	6.9	12.0	11.6
Total segment depreciation and amortization expense	26.6	32.4	35.1
Corporate depreciation and amortization expense	37.4	41.0	47.3
Total depreciation and amortization expense	$64.0	$73.4	$82.4

	2015	2014	2013
Segment property, plant and equipment, at cost
NA	$110.7	$120.6	$131.0
AP	53.3	46.9	46.1
EMEA	35.2	38.2	40.7
LA	51.9	78.7	89.6
Total segment property, plant and equipment, at cost	251.1	284.4	307.4
Corporate property, plant and equipment, at cost, not allocated to segments	357.9	320.4	285.0
Total property, plant and equipment, at cost	$609.0	$604.8	$592.4

Revenue from External Customers by Products and Services
The following table presents information regarding the Company’s revenue by service and product solution:

Revenue summary by service and product solution	2015	2014	2013
Financial self-service
Services	$1,185.0	$1,219.9	$1,188.7
Products	923.7	977.3	977.7
Total financial self-service	2,108.7	2,197.2	2,166.4
Security
Services	209.3	212.9	232.1
Products	83.5	99.5	112.2
Total security	292.8	312.4	344.3
Total financial self-service & security	2,401.5	2,509.6	2,510.7
Brazil other	17.8	225.2	72.0
	$2,419.3	$2,734.8	$2,582.7

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Below is a summary of net sales by point of origin for the years ended December 31:

	2015	2014	2013
Net sales
United States	$1,014.3	$1,035.9	$1,105.2
Brazil	211.5	482.5	359.4
China	279.0	314.2	319.1
Other international	914.5	902.2	799.0
Total net sales	$2,419.3	$2,734.8	$2,582.7

Below is a summary of property, plant and equipment, net by geographical location as of December 31:

	2015	2014	2013
Property, plant and equipment, net
United States	$130.4	$116.5	$101.4
Brazil	12.9	17.2	20.7
Other international	32.0	32.0	35.7
Total property, plant and equipment, net	$175.3	$165.7	$157.8